Document and Entity Information	12 Months Ended
Jul. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	Fidelity Rutland Square Trust II
Central Index Key	0001364924
Amendment Flag	false
Document Creation Date	Dec 28, 2012
Document Effective Date	Dec 28, 2012
Prospectus Date	Jul 30, 2012

Strategic Advisers Short Duration Fund
Supplement to the
Strategic Advisers®
Short Duration Fund
July 30, 2012
Prospectus

The following information supplements similar information under the heading "Principal Investment Risks" in the "Fund Summary" section on page 5.

  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Jul 30, 2012
Strategic Advisers Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	frst1_SupplementTextBlock	Supplement to the
Strategic Advisers®
Short Duration Fund
July 30, 2012
Prospectus

The following information supplements similar information under the heading "Principal Investment Risks" in the "Fund Summary" section on page 5.

  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Jul 30, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2012